CONTRACT LIABILITIES	12 Months Ended
Mar. 31, 2024
Contract Liabilities
CONTRACT LIABILITIES

7. CONTRACT LIABILITIES

	As of March 31,
	2023	2024
	USD	USD
Beginning balance	-	102,563
Additions as a result of billings in advance of performance obligation under contracts	102,563	836,911
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	-	(102,563)
Ending balance	102,563	836,911

Information about contract liabilities:
Revenue recognized that was included in contract liabilities as of April 1, 2022 and 2023	-	102,563

The advance payment received from the customers were recognized as contract liabilities for the years ended March 31, 2024 and 2023, with these liabilities being associated with two distinct projects.